DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 27, 2013
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	S-1/A
Document Period End Date	Dec. 27, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations. ..
Entity Filer Category	Non-accelerated Filer